Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and balances with central banks 2	€ 21,989	€ 18,144
Loans and advances to banks 3	28,811	28,858
Financial assets at fair value through profit or loss 4
- trading assets	116,748	114,504
- non-trading derivatives	2,231	2,490
- designated as at fair value through profit or loss	4,242	5,099
Investments 5
- available-for-sale	69,730	82,912
- held-to-maturity	9,343	8,751
Loans and advances to customers 6	571,909	560,154
Investments in associates and joint ventures 7	1,088	1,141
Property and equipment 8	1,801	2,002
Intangible assets 9	1,469	1,484
Current tax assets	324	314
Deferred tax assets 36	1,106	1,641
Other assets 10	13,087	14,722
Total assets	843,878	842,216
Liabilities
Deposits from banks 11	36,821	31,964
Customer deposits 12	539,828	522,908
Financial liabilities at fair value through profit or loss 13
- trading liabilities	73,596	83,167
- non-trading derivatives	2,331	3,541
- designated as at fair value through profit or loss	11,215	12,266
Current tax liabilities	750	546
Deferred tax liabilities 36	362	624
Provisions 14	1,713	2,028
Other liabilities 15	16,064	16,852
Debt securities in issue 16	96,086	103,234
Subordinated loans 17	15,968	17,223
Total liabilities	794,734	794,353
Equity 18
Share capital and share premium	17,045	16,989
Other reserves	4,362	5,897
Retained earnings	27,022	24,371
Shareholders' equity (parent)	48,429	47,257
Non-controlling interests	715	606
Total equity	49,144	47,863
Total liabilities and equity	€ 843,878	€ 842,216